DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash Equivalents not immediately available for use	$ 14.0	$ 9.8	$ 2.2
Cash and cash equivalents:
Cash and cash equivalents - continuing operations	428.5	371.2	392.6
Cash and cash equivalents - held for sale	73.4	95.3	85.6
Total cash and cash equivalents:	501.9	466.5	478.2	$ 408.1
Non-cash operating items:
Depreciation and amortization	22.4	55.8	66.4
Deferred taxes	15.8	(2.2)	(4.5)
Goodwill Impairment	0.0	11.3	0.0
Asset Impairments	3.0	23.9	3.8
Capital expenditures	(14.9)	(22.3)	$ (21.9)
Discontinued Operations, Held-for-sale
Cash and cash equivalents:
Cash and cash equivalents - held for sale	73.4
Material Handling & Port Solutions | Discontinued Operations, Held-for-sale
Cash and cash equivalents:
Cash and cash equivalents - held for sale	$ 71.0	$ 95.3